A MESSAGE TO SHAREHOLDERS



The first half of 2000 has been an interesting ride for the four portfolios that make up the Principal Special Markets Fund, Inc. It appears the economy is finally slowing down, following its record expansion. To help you better understand the Principal Special Markets Fund, Inc. we've gathered some thoughts from the portfolio managers.

Marty Schafer, Mortgage-Backed Securities Portfolio
The first quarter of 2000 had explosive growth. In response to this growth, the Federal Reserve raised interest rates numerous times in an effort to contain potential inflation. We believe that the slower growth in the economy or a stock market slide may trigger a bond rally. Therefore, we have chosen to leave our holdings the same.

Scott Opsal and Kurt Spieler, International Securities Portfolio
The international markets corrected in the second quarter as technology stocks fell back into reality compared to the high extremes of the first quarter. Our portfolio outperformed the benchmark due to our superior selection of securities. In an effort to combat lower returns, we have become increasingly alert to changes in prices and interest rates and are acting more quickly on market changes.

Kurt Spieler, Principal International Emerging Markets Portfolio
Our second quarter returns were not as strong as the first quarter's due to our securities falling back in line with the market. The lowered return in our portfolio was caused by falling prices in the global telecom and commodity stock industries. We are following a strategy similar to the International Securities Portfolio and are closely monitoring our stocks.

Dan Sherman and Darren Sleister, Principal International SmallCap Portfolio
This spring the market was on a roller coaster ride. At one point the NASDAQ dropped 60% from its high this year. Value stocks were the winners over growth stocks in almost every industry during the second quarter. Some of the best opportunities for high returns are in the Internet, mobile communications, optical transmission, biotechnology, and outsourcing industries.

All the managers keep abreast of the markets and adjust accordingly throughout the year. You can be assured that we are superbly positioned to offer you the best services and returns possible.

The NASDAQ Index is a  market-weighted  index of all common stocks listed on the
National   Association  of  Securities   Dealers  Automated   Quotation  system.
Investment cannot be made directly into an index.

International investing involves risks including exchange rates, and political, financial and economic events and conditions of the countries in which the fund invests. These countries may also have less stringent accounting and disclosure requirements than those of the U.S.


         CONTENTS

                                                                   Page
         Financial Statements and Highlights
              Statements of Assets and Liabilities.................   4
              Statements of Operations ............................   6
              Statements of Changes in Net Assets..................   8
              Notes to Financial Statements........................  10
              Schedules of Investments
                  International Emerging Markets Portfolio.........  16
                  International Securities Portfolio...............  19
                  International SmallCap Portfolio.................  21
                  Mortgage-Backed Securities Portfolio.............  24
              Financial Highlights.................................  26




June 30, 2000


STATEMENTS OF ASSETS AND LIABILITIES
(unaudited)
PRINCIPAL SPECIAL MARKETS FUND, INC.
                                                                            International                 International
                                                                          Emerging Markets                 Securities
                                                                              Portfolio                    Portfolio


    Investment in securities -- at cost..............................       $ 104,648,732                   $48,921,154


    Assets
    Investment in securities -- at value (Note 4)....................        $121,298,041                   $57,967,447
    Cash.............................................................           1,036,674                       227,346
    Receivables:
       Dividends and interest........................................             171,575                       165,288
       Investment securities sold....................................             200,791                       963,723
    Other assets.....................................................             --                                109

                                                         Total Assets         122,707,081                    59,323,913
    Liabilities
    Accrued expenses.................................................              11,392                         4,234
    Payables:
       Investment securities purchased...............................             874,378                     1,364,170
       Foreign currency contract.....................................             --                            --

                                                    Total Liabilities             885,770                     1,368,404


    Net Assets Applicable to Outstanding Shares   ...................        $121,821,311                   $57,955,509




    Net Assets Consist of:
    Capital Stock....................................................             $98,486                       $34,422
    Additional paid-in capital.......................................         100,434,901                    44,473,314
    Accumulated undistributed (overdistributed)
       net investment income.........................................         (1,415,411)                       248,330
    Accumulated undistributed net realized gain (loss) from
       investment and foreign currency transactions..................           6,055,052                     4,149,153
    Net unrealized appreciation (depreciation) of investments........          16,649,309                     9,046,293
    Net unrealized appreciation (depreciation) on translation of
       assets and liabilities in foreign currencies..................             (1,026)                         3,997

                                                     Total Net Assets        $121,821,311                   $57,955,509





    Capital Stock (par value: $.01 a share):
    Shares authorized................................................         100,000,000                   100,000,000
    Shares issued and outstanding....................................           9,848,581                     3,442,165

    Net Asset Value Per Share  ......................................              $12.37                        $16.84



                                                                            International               Mortgage-Backed
                                                                               SmallCap                    Securities
                                                                               Portfolio                    Portfolio


    Investment in securities -- at cost..............................        $148,859,611                    $5,488,114


    Assets
    Investment in securities -- at value (Note 4)....................        $157,694,419                    $5,386,898
    Cash.............................................................           1,768,740                        10,225
    Receivables:
       Dividends and interest........................................             168,444                        26,972
       Investment securities sold....................................           2,849,493                       --
    Other assets.....................................................               --                              127

                                                         Total Assets         162,481,096                     5,424,222
    Liabilities
    Accrued expenses.................................................              12,622                           191
    Payables:
       Investment securities purchased...............................           7,080,826                       201,188
       Foreign currency contract.....................................             310,281                       --

                                                    Total Liabilities           7,403,729                       201,379


    Net Assets Applicable to Outstanding Shares   ...................        $155,077,367                    $5,222,843



    Net Assets Consist of:
    Capital Stock....................................................             $90,572                        $5,330
    Additional paid-in capital.......................................         109,244,262                     6,527,576
    Accumulated undistributed (overdistributed)
       net investment income.........................................             245,322                      --
    Accumulated undistributed net realized gain (loss) from
       investment and foreign currency transactions..................          36,658,437                   (1,208,847)
    Net unrealized appreciation (depreciation) of investments........           8,834,808                     (101,216)
    Net unrealized appreciation (depreciation) on translation of
       assets and liabilities in foreign currencies..................               3,966                      --

                                                     Total Net Assets        $155,077,367                 $   5,222,843





    Capital Stock (par value: $.01 a share):
    Shares authorized................................................         100,000,000                   100,000,000
    Shares issued and outstanding....................................           9,057,151                       532,981

    Net Asset Value Per Share  ......................................              $17.12                         $9.80





Six Months Ended June 30, 2000

STATEMENTS OF OPERATIONS
(unaudited)
PRINCIPAL SPECIAL MARKETS FUND, INC.
                                                                            International                 International
                                                                          Emerging Markets                  Securities
                                                                               Portfolio                      Portfolio


    Net Investment Income
    Income:
       Dividends.......................................................      $  1,041,682                   $  627,308
       Withholding tax on foreign dividends............................           (90,127)                     (53,159)
       Interest........................................................           111,714                       77,675

                                                          Total Income          1,063,269                      651,824

    Expenses:
       Management and investment advisory fees (Note 3)   ..........              726,385                      262,870

                                                 Net Investment Income            336,884                      388,954

    Net  Realized  and  Unrealized   Gain  (Loss)  on  Investments  and  Foreign
    Currencies Net realized gain (loss) from:
       Investment transactions.........................................        10,180,515                    4,742,635
       Foreign currency transactions...................................           (73,430)                     (19,083)
    Change in unrealized appreciation/depreciation of:
       Investments.....................................................       (18,064,428)                  (4,294,629)
       Translation of assets and liabilities in foreign currencies.....            (5,896)                       6,606

                               Net Realized and Unrealized Gain (Loss)
                                 on Investments and Foreign Currencies         (7,963,239)                     435,529


                                Net Increase (Decrease) in Net Assets
                                             Resulting from Operations       $ (7,626,355)                   $ 824,483

See accompanyng notes.



                                                                              International             Mortgage-Backed
                                                                                SmallCap                    Securities
                                                                                Portfolio                    Portfolio


    Net Investment Income
    Income:
       Dividends.......................................................          $861,673                 $       --
       Withholding tax on foreign dividends............................           (98,448)                        --
       Interest........................................................           345,026                       181,585

                                                          Total Income          1,108,251                       181,585

    Expenses:
       Management and investment advisory fees (Note 3)   ..........              823,865                        11,226

                                                 Net Investment Income            284,386                       170,359

    Net  Realized  and  Unrealized   Gain  (Loss)  on  Investments  and  Foreign
    Currencies Net realized gain (loss) from:
       Investment transactions.........................................        36,658,750                       (5,591)
       Foreign currency transactions...................................           (39,064)                        --
    Change in unrealized appreciation/depreciation of:
       Investments.....................................................       (36,724,757)                       13,231
       Translation of assets and liabilities in foreign currencies.....             6,315                         --

                               Net Realized and Unrealized Gain (Loss)
                                 on Investments and Foreign Currencies            (98,756)                        7,640


                                Net Increase (Decrease) in Net Assets
                                             Resulting from Operations           $185,630                      $177,999





STATEMENTS OF CHANGES IN NET ASSETS
(unaudited)
PRINCIPAL SPECIAL MARKETS FUND, INC.

                                                                                  International                  International
                                                                                Emerging Markets                  Securities
                                                                                    Portfolio                      Portfolio

                                                                             Six Months         Year         Six Months     Year
                                                                                Ended          Ended            Ended       Ended
                                                                               June 30,     December 31,       June 30, December 31,
                                                                                 2000           1999            2000        1999
    Operations
    Net investment income (operating loss) ..........................          $336,884         $893,349       $388,954  $1,409,932
    Net realized gain (loss) from investment and foreign
       currency transactions.........................................        10,107,085        1,669,466      4,723,552   4,511,453
    Change in unrealized appreciation/depreciation of investments
       and translation of assets and liabilities in foreign currencies      (18,070,324)      47,792,384     (4,288,023)  7,453,875

                               Net Increase (Decrease) in Net Assets
                                           Resulting from Operations         (7,626,355)      50,355,199        824,483  13,375,260



    Dividends and Distributions to Shareholders
    From net investment income.......................................          (828,774)        (933,589)      (100,549) (1,393,762)
    Excess distribution of net investment income.....................           --              (733,291)     --            --
    From net realized gain on investments and foreign
       currency transactions.........................................           --            --              --         (5,607,324)
    Excess distribution from net realized gain on investments
       and foreign currency transactions.............................           --            --              --           (662,686)

                                   Total Dividends and Distributions           (828,774)      (1,666,880)      (100,549) (7,663,772)

    Capital Share Transactions (Note 5)
    Shares sold......................................................           --            --               640,575    3,943,130
    Shares issued in reinvestment of dividends
       and distributions.............................................           701,753        1,405,858         66,638   4,961,789
    Shares redeemed..................................................           --            --             (4,816,604) (1,187,600)

                              Net Increase (Decrease) in Net Assets
                                     from Capital Share Transactions            701,753        1,405,858     (4,109,391)  7,717,319

                                           Total Increase (Decrease)         (7,753,376)      50,094,177     (3,385,457) 13,428,807


    Net Assets
    Beginning of period .............................................       129,574,687       79,480,510     61,340,966  47,912,159

    End of period [including undistributed (overdistributed)
       net investment income as set forth below].....................      $121,821,311     $129,574,687    $57,955,509 $61,340,966



    Undistributed (Overdistributed) Net Investment Income     .......       $(1,415,411)       $(850,091)      $248,330    $(20,992)







                                                                                    International                 Mortgage-Backed
                                                                                      SmallCap                      Securities
                                                                                     Portfolio                      Portfolio

                                                                                Six Months      Year        Six Months        Year
                                                                                 Ended         Ended           Ended         Ended
                                                                               June 30,     December 31,       June 30, December 31,
                                                                                 2000           1999           2000           1999
    Operations
    Net investment income (operating loss) ..........................       $   284,386         $(57,776)      $170,359    $598,198
    Net realized gain (loss) from investment and foreign
       currency transactions.........................................        36,619,686       24,982,973         (5,591)   (127,241)
    Change in unrealized appreciation/depreciation of investments
       and translation of assets and liabilities in foreign currencies      (36,718,442)      46,637,108         13,231    (586,658)

                               Net Increase (Decrease) in Net Assets
                                           Resulting from Operations            185,630       71,562,305        177,999    (115,701)



    Dividends and Distributions to Shareholders
    From net investment income.......................................             --            --             (170,359)   (598,198)
    Excess distribution of net investment income.....................             --              (6,027)        --            --
    From net realized gain on investments and foreign
       currency transactions.........................................       (15,438,070)     (11,206,022)        --            --
    Excess distribution from net realized gain on investments
       and foreign currency transactions.............................             --            --               --            --

                                   Total Dividends and Distributions        (15,438,070)     (11,212,049)      (170,359)   (598,198)

    Capital Share Transactions (Note 5)
    Shares sold......................................................             --            --               --            --
    Shares issued in reinvestment of dividends
       and distributions.............................................        15,437,645       11,212,049        170,359     598,201
    Shares redeemed..................................................             --            --               --      (9,700,000)

                              Net Increase (Decrease) in Net Assets
                                     from Capital Share Transactions         15,437,645       11,212,049        170,359  (9,101,799)

                                           Total Increase (Decrease)            185,205       71,562,305        177,999  (9,815,698)


    Net Assets
    Beginning of period .............................................       154,892,162       83,329,857      5,044,844   14,860,542

    End of period [including undistributed (overdistributed)
       net investment income as set forth below].....................      $155,077,367     $154,892,162     $5,222,843   $5,044,844



    Undistributed (Overdistributed) Net Investment Income     .......          $245,322        $--              $--           $--





See accompanying notes.


(unaudited)
Principal Special Markets Fund, Inc.

Note 1 -- Significant Accounting Policies

Principal Special Markets Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and operates in the mutual fund industry. The Fund currently consists of four portfolios (International Emerging Markets Portfolio, International Securities Portfolio, International SmallCap Portfolio and Mortgage-Backed Securities Portfolio) (known as the "Portfolios").

The Portfolios value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and foreign securities, the investments are valued by using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Fund's Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock
Exchange and would therefore not be reflected in the computation of each portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by Principal Management Corporation (the "Manager") under procedures established and regularly reviewed by the Fund's Board of Directors. To the extent each portfolio invests in foreign securities listed on foreign exchanges which trade on days on which a portfolio does not determine its net asset value, for example Saturdays and other customary national U.S. holidays, each portfolio's net asset value could be significantly affected on days when shareholders do not have access to the portfolio.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the International Emerging Markets, International Securities and International SmallCap Portfolios to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

The value of foreign securities in foreign currency amounts is expressed in U.S. dollars at the closing daily rate of exchange. The identified cost of the portfolio holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

The Portfolios record investment transactions generally one day after the trade date, except for short-term investment transactions, which are recorded generally on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Portfolios record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Portfolios are informed of the ex-dividend date. Interest income is recognized on an accrual basis.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The Portfolios may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the Portfolios' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments.

With respect to the Mortgage-Backed Securities Portfolio, all net investment income is declared as a dividend daily to shareholders of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other portfolios are recorded on the ex-dividend date.

Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Reclassifications made for the International Emerging Markets Portfolio and International SmallCap Portfolio for the period ended December 31, 1999 aggregated $179,291 and $481,340, respectively. Other reclassifications made for the years ended December 31, 1999 were not material.

Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 -- Federal Income Taxes

No provision for federal income taxes is considered necessary because each portfolio is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments for federal income tax reporting purposes approximates that used for financial reporting purposes.

Note 3 -- Management Agreement and Transactions With Affiliates

The Fund has agreed to pay investment advisory and management fees, computed at an annual percentage rate of each portfolio's average daily net assets, to
Principal Management Corporation and to Invista Capital Management, LLC ("Invista"). Principal Management Corporation is wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc. Invista is an indirect wholly owned subsidiary of Principal Life Insurance Company. Pursuant to a sub-advisory agreement, Invista has agreed to provide investment advisory services in return for the advisory fee paid by the Fund and to reimburse the Manager for the other costs it incurs under the management agreement. The annual rate used in this calculation for the Portfolios is as follows:

                     Net Asset Value of Portfolio
                             (in millions)
--------------------------------------------------------------------------------
                                                First      Next         Over
                                                $250       $250         $500

   International Emerging Markets Portfolio     1.15%      1.05%        .95%
   International Securities Portfolio            .90        .90         .90
   International SmallCap Portfolio             1.00        .90         .80
   Mortgage-Backed Securities Portfolio          .45        .45         .45
No brokerage commissions were paid by the Fund to Princor Financial Services Corporation during the periods. Brokerage commissions were paid to other affiliates by the following portfolios:

                                                        Period          Year
                                                         Ended         Ended
                                                       June 30,     December 31,
                                                         2000           1999

   International Emerging Markets Portfolio            $44,649        $69,761
   International Securities Portfolio                   49,684         33,250
   International SmallCap Portfolio                     37,137        178,716


At June 30, 2000, Principal Life Insurance Company owned shares of the Fund's portfolios as follows:

   International Emerging Markets Portfolio          8,229,020        International SmallCap Portfolio                  8,935,495
   International Securities Portfolio                1,604,443        Mortgage-Backed Securities Portfolio                532,981

Note 4 -- Investment Transactions

For the period ended June 30, 2000, the cost of investment  securities purchased
and  proceeds  from  investment   securities  sold  (not  including   short-term
investments and U.S. government securities) by the Portfolios were as follows:

                                                       Purchases        Sales

   International Emerging Markets Portfolio          $78,103,799     $80,581,909
   International Securities Portfolio                 29,334,055      35,258,853
   International SmallCap Portfolio                  278,183,908     287,296,234
   Mortgage-Backed Securities Portfolio                  573,182         353,401


At June 30, 2000, net unrealized appreciation (depreciation) of investments by the Portfolios was composed of the following:

                                                                                                               Net Unrealized
                                                                    Gross Unrealized                     Appreciation (Depreciation)

                                                          Appreciation          (Depreciation)                 of Investments

   International Emerging Markets Portfolio               $22,643,687             $(5,994,378)                   $16,649,309
   International Securities Portfolio                      11,855,856              (2,809,563)                     9,046,293
   International SmallCap Portfolio                        19,045,771             (10,210,963)                     8,834,808
   Mortgage-Backed Securities Portfolio                        18,797                (120,013)                     (101,216)


The Mortgage-Backed Securities Portfolio may trade portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the portfolio commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the portfolio, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. As of June 30, 2000, Mortgage-Backed Securities Portfolio had a TBA purchase commitment involving a security with a face amount of $200,000, cost of $201,188 and a market value of $200,892. The portfolio has set aside investment securities and other assets in excess of the commitment to serve as collateral.



At June 30, 2000, the Portfolios held the following securities which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect a sale in the ordinary course of business.

                                                                                                       Value at          Value as a
                                                                             Date of                   June 30,        Percentage of
   Security Description                                                    Acquisition      Cost         2000            Net Assets


   International Emerging Markets Portfolio

                    Agora SA GDR                                            2/23/99         $209,954       $596,805         0.49%

                    Al-Ahram Beverages Co. ADR                               2/4/98          194,250        240,450         0.20
                                                                            2/13/98            8,775         10,305         0.01
                                                                            11/6/98          249,546        291,975         0.24
                                                                           11/25/98           29,750         34,350         0.03
                                                                           12/14/98          158,600        209,535         0.17
                                                                            3/19/99          240,375        257,625         0.21
                                                                             4/1/99          301,740        322,890         0.27
                                                                            8/20/99          108,850        120,225         0.10

                    Ceske Radiokomunikace GDR                               6/12/98          231,886        628,924         0.52
                                                                            3/23/00          250,040        208,164         0.17

                    Hindalco Industries Ltd. GDR                             5/6/99          262,255        263,387         0.22
                                                                            5/19/99          180,125        194,447         0.16
                                                                             6/3/99          230,140        261,620         0.21
                                                                            3/31/00          361,418        353,540         0.29

                    Mol Magyar Olaj-es Gazipari Rt. ADR                     9/23/98           63,580         47,063         0.04
                                                                            6/16/99          375,750        207,630         0.17
                                                                             7/2/99          196,219        110,736         0.09
                                                                            1/27/00          308,875        193,788         0.16

                    State Bank of India GDR                                  5/5/99          473,000        445,900         0.37
                                                                             5/6/99          448,525        390,163         0.32
                                                                            5/20/99           47,580         39,523         0.03
                                                                            3/31/00          368,150        374,962         0.31
                                                                            5/25/00           54,450         66,885         0.05

                    Videsh Sanchar Nigam Ltd. GDR                           1/13/98           24,970         34,376         0.03
                                                                            3/20/98           83,650        109,375         0.09
                                                                            4/30/98          123,750        156,250         0.13
                                                                             5/8/98           67,770         84,375         0.07
                                                                            7/30/98           65,250         93,750         0.08
                                                                            2/11/99          210,900        356,250         0.29
                                                                            5/20/99           95,600        125,000         0.10
                                                                             3/1/00          168,775         67,187         0.06
                                                                            4/18/00          190,350        140,625         0.12

                                                                                                         $7,038,080         5.80%



The Mortgage-Backed Securities Portfolio's investments are with various issuers; the other portfolios' investments are with various issuers in various industries. The Schedules of Investments contained herein summarize concentrations of credit risk for Mortgage-Backed Securities Portfolio by issuers and the other portfolios by industry and issuer.

Note 5 -- Capital Share Transactions

Transactions in Capital Shares by portfolio were as follows:

                                                       International         International       International       Mortgage-Backed
                                                         Emerging             Securities           SmallCap            Securities
                                                     Markets Portfolio         Portfolio           Portfolio            Portfolio


  Period Ended June 30, 2000:
  Shares sold   .................................            --                  38,282               --                    --
  Shares issued in reinvestment of
   dividends and distributions ..................            52,195               4,129              834,040               17,550
  Shares redeemed   .............................            --                (286,389)              --                    --

                         Net Increase (Decrease)             52,195            (243,978)             834,040               17,550




Year Ended December 31, 1999:
Shares sold   ...................................            --                 235,392               --                    --
Shares issued in reinvestment of
  dividends and distributions ...................           112,935             313,912              689,328               59,088
Shares redeemed   ...............................            --                 (78,360)              --                 (973,483)

                          Net Increase (Decrease)           112,935             470,944              689,328             (914,395)


Note 6 -- Line of Credit

The Portfolios participate with other funds and accounts managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allows the portfolios to borrow up to $75,000,000, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .50%. Additionally, a commitment fee is charged at the annual rate of .09% on the average unused portion of the line of credit. The commitment fee is allocated among the participating funds, accounts and portfolios in proportion to their average net assets during each quarter. At June 30, 2000, the Portfolios had no outstanding borrowings under the line of credit.



June 30, 2000

SCHEDULES OF INVESTMENTS


PRINCIPAL SPECIAL MARKETS FUND, INC.
International Emerging Markets Portfolio

                                          Shares
                                             Held              Value

Common Stocks (90.55%)

Advertising (1.35%)
   Cheil Communications, Inc.              12,600        $ 1,644,178

Beer, Wine & Distilled Beverages (2.29%)
   Hite Brewery Co.                        45,892          2,016,733
   South African Breweries Ltd.           103,982            776,057
                                                           ---------
                                                           2,792,790
Beverages (4.21%)
   Al-Ahram Beverages Co. ADR              86,600(a)(b)    1,487,355
   Beijing Enterprises Holdings, Ltd.     258,000            304,491
   Cia Cervejaria Brahma-SP ADR            20,300            345,100
   Fomento Economico Mexicano SA ADR       35,250(a)       1,517,953
   Grupo Modelo SA De C.V.                538,000          1,205,189
   PanAmerican Beverages, Inc. ADR         18,100            270,369
                                                           ---------
                                                           5,130,457
Blast Furnace & Basic Steel
Products (1.55%)
   Pohang Iron & Steel Co. Ltd. ADR        54,000          1,296,000
   Tubos De Acero De Mexico SA ADR         42,700            592,463
                                                           ---------
                                                           1,888,463
Business Credit Institution (0.50%)
   Cosco Pacific Ltd.                     778,000            613,793

Cable & Other Pay TV Services (0.69%)
   Ceske Radiokomunikace GDR               18,900(a)(b)      837,088

Combination Utility Services (0.80%)
   Tenaga Nasional Berhad                 300,000            979,076

Commercial Banks (9.26%)
   ABSA Group Ltd.                              1                  2
   Alpha Bank SA                           21,600            857,132
   Banco Rio De La Plata SA ADR            47,400            693,225
   Bank Hapoalim Ltd.                     647,300          1,877,106
   Bank Sinopac                         1,211,330(a)         778,738
   Bank Slaski SA W Katowicach             12,379            666,585
   BOE Ltd.                             1,651,000            937,546
   Grupo Financiero Banamex               316,900(a)       1,352,184
   H&CB GDR                                55,900          1,308,482
   ICICI Bank Ltd.                         27,950(a)         405,275
   Overseas Union Bank Ltd.               144,320            559,250
   RMB Holdings Ltd.                            1                  1
   Shinhan Bank                            55,500            522,634
   State Bank of India GDR                130,000(b)       1,317,433
                                                          ----------
                                                          11,275,593
Communications Equipment (1.80%)
   Comverse Technology, Inc.               11,400          1,060,200
   Netas Northern Electric
     Telekomunikasyon AS               10,151,000          1,130,657
                                                           ---------
                                                           2,190,857
Communications Services, NEC (1.36%)
   Korea Telecom Corp. ADR              34,200             1,654,425


Computer & Data Processing (3.54%)
   Check Point Software Technologies Ltd.   7,700(a)     $ 1,630,475
   Datatec Ltd.                           111,500(a)         769,672
   Infosys Technologies Ltd.                8,584          1,598,500
   Oridion Systems Ltd.                    11,760(a)         311,707
                                                           ---------
                                                           4,310,354
Computer & Office Equipment (4.23%)
   Asustek Computer, Inc.                 224,400          1,850,632
   Compal Electronics, Inc.               747,365          1,832,074
   Orbotech Ltd. ADR                        8,450(a)         784,794
   Trigem Computer, Inc.                   34,198            685,478
                                                           ---------
                                                           5,152,978
Concrete, Gypsum & Plaster
Products (1.05%)
   Cemex SA CPO                           275,086          1,282,760

Consumer Products (0.49%)
   British American Tobacco BHD            72,500            591,525

Crude Petroleum & Natural Gas (0.46%)
   Mol Magyar Olaj-es Gazipari Rt. ADR     40,400(b)         559,217

Deep Sea Domestic
Transportation (0.24%)
   China Shipping Development Co. Ltd.,
     Class H                            1,576,000(a)         287,086

Drugs (0.18%)
   Ranbaxy Laboratories Ltd. GDR           13,300            216,125

Electric Services (3.38%)
   Companhia Paranaense De Enersis ADR    158,900          1,479,756
   Korea Electric Power Corp. ADR         115,400          2,127,688
   Rao Unified Energy Systems ADR          44,000            506,000
                                                           ---------
                                                           4,113,444
Electronic & Other Electronic (0.24%)
   Procomp Informatics Co., Ltd.           57,680(a)         297,773

Electronic Components &
Accessories (11.40%)
   Acer Peripherals, Inc.                 404,592          1,142,878
   Ambit Microsystems Corp.                88,000            871,457
   Samsung Electronics                     13,100          4,335,239
   Taiwan Semiconductor Manufacturing Co. 614,400(a)       2,912,511
   Unisem (M) Berhad                      129,000            916,700
   United Microelectronics                954,000          2,648,366
   Via Technologies, Inc.                  34,000(a)         524,368
   Winbond Electronics Corp.              187,000(a)         540,375
                                                          ----------
                                                          13,891,894
Electronic Distribution
Equipment (0.22%)
   Reltek Semiconductor Corp.              32,000(a)         267,022

Family Clothing Stores (1.03%)
   Giordano International Ltd.            822,000          1,249,561

Fire, Marine & Casualty
Insurance (0.90%)
   Aksigorta AS                        55,434,000          1,096,188

Foreign Bank & Branches &
Agencies (1.60%)
   Credicorp Ltd ADR                       52,981            476,829
   Yapi Ve Kredi Bankasi AS           131,849,322          1,468,588
                                                           ---------
                                                           1,945,417
Furniture & Home Furnishing
Stores (0.90%)
   Grupo Elektra SA CPO                 1,097,700         $1,101,805

Gasoline Service Stations (0.97%)
   President Chain Store Corp.            315,000          1,176,175

Holding Offices (1.60%)
   The India Fund, Inc. ADR               137,000(a)       1,943,688

Hotels & Motels (0.79%)
   Resorts World Berhad                   352,000            963,495

Medical & Dental Laboratories (0.93%)
   Ranbaxy Laboratories Ltd.               88,000          1,135,840

Medical Instruments & Supplies (0.49%)
   Medison Co. Ltd.                        54,400            592,776

Metal Mining Services (0.71%)
   Compahia Vale Do Rio Doce               30,642(a)         862,892

Miscellaneous Business Services (0.25%)
   TelecomAsia Corp. Public Co., Ltd.     278,000(a)         308,308

Miscellaneous Converted Personal
Services (0.21%)
   Kimberly-Clark De Mexico-A              92,100            260,585

Miscellaneous Investing (1.85%)
   Banco Latino Americano De
     Exportaciones (Bladex) ADR            35,701            988,471
   Johnnic Holdings Ltd.                   92,300          1,266,104
                                                           ---------
                                                           2,254,575
Miscellaneous Textile Goods (0.88%)
   Esprit Holdings Ltd.                 1,028,000          1,068,182

Newspapers (0.75%)
   Agora SA GDR                            22,600(b)         596,805
   New Straight Times Press Berhad        135,000            319,779
                                                            --------
                                                             916,584
Oil & Gas Field Services (1.60%)
   Gulf Indonesia Resources Ltd. ADR      118,600(a)         948,800
   Surgutneftegas SP ADR                   75,900            996,188
                                                             -------
                                                           1,944,988
Paper & Paper Products (0.79%)
   Aracruz Celulose SA ADR                 49,500            955,969

Paper Mills (0.47%)
   Sappi Ltd.                              37,800            284,346
   Sappi Ltd. ADR                          38,700            285,413
                                                             -------
                                                             569,759
Petroleum Refining (1.77%)
   Sasol Ltd.                             321,000          2,154,275

Primary Non-Ferrous Metals (0.88%)
   Hindalco Industries Ltd. GDR            60,700(b)       1,072,994

Producers, Orchestras, &
Entertainers (0.98%)
   Corp Interamericana De
     Entretenimiento SA, Class B          300,900(a)       1,198,319
Radio & Television Broadcasting (1.14%)
   Grupo Televisa SA GDR                   20,109(a)      $1,386,264

Real Estate Agents & Managers (0.83%)
   Cheung Kong                             92,000          1,017,921

Real Estate Operators & Lessors (0.27%)
   SM Prime Holdings, Inc.              2,740,000            329,596

Savings Institutions (0.71%)
   ICICI Ltd.                             250,000            702,054
   ICICI Ltd. ADR                           8,800            165,000
                                                             -------
                                                             867,054
Services To Buildings (0.00%)
   Opicom Co., Ltd.                            1(a)               16

Telegraph & Other
Communications (0.30%)
   Advanced Info Service- For Rg           29,600(a)         368,267

Telephone Communication (15.94%)
   Carso Global Telecom, Class A1         236,200(a)         671,896
   China Telecom Ltd.                     284,000(a)       2,504,714
   China Unicom - ADR                      42,413(a)         901,276
   Cia Anonima Telefonos De
     Venezuela-ADR                         35,900            976,031
   Digi Com Berhad                       167,000(a)          305,474
   Embratel Participacoes SA           89,200,000          1,621,863
   Embratel Participacoes SA ADR           41,400            978,075
   Hellenic Telecommunication
     Organization                          60,589          1,484,471
   Hellenic Telecommunication
     Organization SA ADR                   65,200            794,625
   Matav Tavkozlesi Rt. ADR                31,300          1,077,894
   Mobilnil-Egypt Mobile Phone             14,300(a)         470,957
   Netia Holdings ADR                       9,900(a)         267,300
   Partner Communications Co. Ltd. ADR     75,300(a)         715,350
   SK Telecom Co., Ltd.                    52,100          1,891,881
   Telefonos De Mexico SA ADR              47,500          2,713,438
   Telecomunicacoes Brasileiras SA     17,190,000(a)             286
   Tele Norte Leste
     Participacoes SA (Telemar)        45,760,000            874,893
   Videsh Sanchar Nigam Ltd. GDR           74,700(b)       1,167,188
                                                          ----------
                                                          19,417,612
Variety Stores (0.51%)
   Hutchison Whampoa Ltd.                  49,500            622,298

Vocational Schools (1.26%)
   NIIT Ltd.                               31,400(a)       1,540,039




                           Total Common Stocks           110,298,340

Preferred Stocks (5.66%)

Beverages (0.55%)
   Quilmes Industrial Quines SA ADR        60,200            669,725

Commercial Banks (0.91%)
   Banco Itau SA Preferred             12,640,000          1,103,578

Gasoline Service Stations (1.78%)
   Petroleo Brasileiro SA                  72,000          2,175,227

Telephone Communication (2.42%)
   Tele Celular Sul Participacoes SA ADR   24,800         $1,122,200
   Tele Norte Leste Participacoes ADR      77,483          1,830,540
                                                           ---------
                                                           2,952,740


                           Total Preferred Stocks          6,901,270


                                        Principal
                                           Amount              Value


Commercial Paper (3.36%)

Personal Credit Institutions (3.36%)
   Associates First Capital Corp.;
     6.89%; 7/3/2000                   $4,100,000         $4,098,431


                 Total Portfolio Investments (99.57%)    121,298,041

Cash, receivables and other assets,
   net of liabilities  (0.43%)                               523,270


                           Total Net Assets (100.00%)   $121,821,311



(a)Non-income producing security-No dividend paid during the last twelve months.
(b)Restricted security - See Note 4 to the financial statements.

International Emerging Markets Portfolio
Investments by Country



                                 Total         Percentage of
     Country                     Value          Total Value


   Argentina                  $1,362,950            1.12%
   Brazil                     13,350,378           11.01
   China                       1,188,362            0.98
   Czech Republic                837,089            0.69
   Egypt                       1,958,312            1.61
   Greece                      3,136,228            2.59
   Hong Kong                   7,380,960            6.08
   Hungary                     1,637,111            1.35
   India                      11,264,135            9.29
   Indonesia                     948,800            0.78
   Israel                      6,379,632            5.26
   Korea, Republic Of         18,075,531           14.90
   Malaysia                    4,076,049            3.36
   Mexico                     13,553,225           11.17
   Panama                        988,471            0.82
   Peru                          476,829            0.39
   Philippines                   329,596            0.27
   Poland                      1,530,690            1.26
   Russia                      1,502,188            1.24
   Singapore                     559,250            0.46
   South Africa                6,473,416            5.34
   Taiwan, Province of China  14,842,368           12.24
   Thailand                      676,575            0.56
   Turkey                      3,695,434            3.05
   United States               4,098,431            3.38
   Venezuela                     976,031            0.80
                             ------------         ------

                    Total   $121,298,041          100.00%


International Securities Portfolio



                                           Shares
                                             Held              Value



Common Stocks (95.45%)

Advertising (1.43%)
   Aegis Group PLC                        138,600           $408,113
   WPP Group PLC                           28,900            419,798
                                                            --------
                                                             827,911
Aircraft & Parts (0.72%)
   Rolls-Royce PLC                        115,800            414,169

Combination Utility Services (2.92%)
   Alcatel Alsthom                         25,740          1,695,111

Commercial Banks (9.41%)
   Bank of Ireland                        105,354            664,018
   BNP Paribas                              9,640            931,473
   Deutsche Bank AG                         6,000            503,547
   National Australia Bank Ltd.            38,374            642,785
   Nordic Baltic Holding AB               159,079          1,206,144
   Royal Bank of Canada                    10,300            526,585
   San Paolo-IMI SPA                       29,400            523,913
   Sanwa Bank Ltd.                         57,000            455,763
                                                           ---------
                                                           5,454,228
Communications Equipment (5.35%)
   Ericsson LM, Class B                    74,080          1,473,876
   Siemens AG                               7,400          1,112,271
   Sony Corp.                               5,500            514,626
                                                           ---------
                                                           3,100,773
Communications Services, NEC (2.23%)
   Koninklijke KPN NV                      20,808            934,486
   Korea Telecom Corp. ADR                  7,400            357,975
                                                            --------
                                                           1,292,461
Computer & Data Processing
Services (1.97%)
   Cap Gemini SA                            1,912            338,156
   Getronics NV                            52,020            805,333
                                                           ---------
                                                           1,143,489
Computer & Office Equipment (6.92%)
   Canon, Inc.                             13,000            648,741
   Fujitsu Ltd.                            19,000            659,042
   NEC Corp.                               36,000          1,133,028
   Orbotech Ltd. ADR                        5,550(a)         515,456
   Toshiba Corp.                           93,000          1,052,134
                                                           ---------
                                                           4,008,401
Concrete, Gypsum & Plaster
Products (1.37%)
   Lafarge SA                               5,260            410,433
   RMC Group PLC                           29,500            384,077

                                                             794,510
Crude Petroleum & Natural Gas (2.56%)
   Total Fina Elf                           9,637          1,483,612

Dairy Products (1.49%)
   Koninklijke Numico NV                    6,538            311,483
   Unilever NV                              5,000            230,301
   Unilever PLC                            53,700            323,763
                                                             -------
                                                             865,547
Dimension Stone (0.84%)
   Potash Corp. of Saskatchewan, Inc.       8,800            485,650

Drugs (4.50%)
   AstraZeneca Group PLC                   13,727           $641,688
   Novartis AG                                568            902,616
   Rhodia, Inc. SA                         22,760            383,988
   Taisho Pharmaceutical Co.                8,000            287,321
   Takeda Chemical Industries               6,000            394,688
                                                           ---------
                                                           2,610,301
Drugs, Proprietaries & Sundries (1.67%)
   Glaxo Wellcome PLC                      33,300            970,449

Electronic Components &
Accessories (1.30%)
   Murata Mfg. Co., Ltd.                    2,000            287,699
   Samsung Electronics                      1,400            463,308

                                                             751,007
Electronic Distribution
Equipment (3.48%)
   Philips Electronics NV                  35,766          1,693,675
   Spirent PLC                             48,000            323,006
                                                           ---------
                                                           2,016,681
Family Clothing Stores (0.58%)
   Fast Retailing Co., Ltd.                   800            335,712

Fire, Marine & Casualty
Insurance (3.09%)
   Royal & Sun Alliance Insurance
     Group PLC                            132,000            853,795
   Zurick Allied AG                         1,887            935,339
                                                           ---------
                                                           1,789,134
Foreign Banks, Branches &
Agencies (1.31%)
   UBS AG                                   5,150            756,950

Gas Production & Distribution (1.11%)
   BG Group PLC                            45,070            290,666
   OMV AG                                   4,060            354,161
                                                             -------
                                                             644,827
Heavy Construction, Except
Highway (1.65%)
   Vivendi                                 10,800            957,114

Industrial Inorganic Chemicals (3.66%)
   Aventis SA                              28,968          2,122,897

Investment Offices (1.43%)
   Amvescap PLC                            52,100            828,574

Life Insurance (5.00%)
   AXA                                      9,440          1,493,100
   ING Groep NV                            20,700          1,404,871
                                                           ---------
                                                           2,897,971
Miscellaneous Business Services (1.12%)
   Brisa-Auto Estradas De Portugal, SA     75,070            649,091

Miscellaneous Investing (1.48%)
   Investor AB, Class B                    62,250            855,246

Miscellaneous Non-Durable
Goods (2.01%)
   Diageo PLC                             129,785          1,162,189


Newspapers (3.06%)
   News Corp. Ltd. ADR                     17,700           $964,650
   Publishing & Broadcasting Ltd.          15,300            118,046
   United News & Media PLC                 48,060            691,202
                                                           ---------
                                                           1,773,898
Oil & Gas Field Services (0.70%)
   Petroleum Geo-Services ASA              23,600(a)         404,494

Paperboard Containers & Boxes (1.21%)
   Buhrmann NV                             24,460            702,241

Periodicals (0.60%)
   VNU NV                                   6,717            348,342

Personal Credit Institutions (0.23%)
   Acom Co. Ltd.                            1,600            134,890

Petroleum Refining (2.52%)
   BP Amoco PLC                           151,900          1,457,957

Radio & Television Broadcasting (0.81%)
   Carlton Communications PLC              36,697            471,945

Radio, Television & Computer
Stores (0.98%)
   Yamada Denki                             6,300            566,259

Sanitary Services (1.24%)
   Suez Lyonnaise des Eaux SA               4,100            721,195

Security Brokers & Dealers (0.72%)
   Nikko Securities Co., Ltd.              42,000            416,804

Soap, Cleaners & Toilet Goods (0.88%)
   Reckitt Benckiser, Inc.                 45,842            509,398

Special Industry Machinery (0.19%)
   Cookson Group                           32,920            109,892

Telephone Communication (11.71%)
   British Telecommunications PLC          51,300            663,243
   Cable & Wireless PLC                    46,800            794,944
   DDI Corp.                                   42            404,896
   Elisa Communications OYJ                 3,300            151,841
   Hellenic Telecommunications
     Organization SA ADR                   29,100            354,656
   Helsingin Puhelin OYJ                      905             89,008
   Jazztel PLC ADR                             70(a)           1,837
   Nippon Telegraph and Telephone Corp.        24(a)         319,834
   Nokia Corp. ADR, Class A                24,510          1,223,968
   NTT DoCoMo, Inc.                            13            352,630
   Telecom Corp. of New Zealand Ltd.      204,840            718,399
   Telefonica, SA                           6,800            146,664
   Telefonica, SA ADR                       9,643(a)         617,771
   Vodafone Airtouch PLC                  234,390            947,432
                                                          ----------
                                                           6,787,123


                           Total Common Stocks            55,318,443

                                        Principal
                                           Amount              Value


Commercial Paper (4.57%)

Personal Credit Institutions (4.57%)
   Associates First Capital Corp.;
     6.89%; 7/3/2000                     $700,000           $699,732
   Ford Motor Credit;
     6.72%; 7/3/2000                    1,950,000          1,949,272


                           Total Commercial Paper          2,649,004


                Total Portfolio Investments (100.02%)     57,967,447

Liabilities, net of cash and receivables (-0.02%)           (11,938)



                          Total Net Assets (100.00%)     $57,955,509


(a)Non-income producing security-No dividend paid during the last twelve months.

International Securities Portfolio
Investments by Country



                                 Total         Percentage of
     Country                     Value          Total Value


   Australia                 $ 1,725,480            2.98%
   Austria                       354,161            0.61
   Canada                      1,012,235            1.75
   Finland                     1,464,817            2.53
   France                     10,537,079           18.18
   Germany                     1,615,818            2.79
   Greece                        354,656            0.61
   Israel                        515,456            0.89
   Italy                         523,914            0.90
   Japan                       7,964,066           13.74
   Korea, Republic Of            821,283            1.42
   Netherlands                 6,430,732           11.09
   New Zealand                   718,399            1.24
   Norway                        404,495            0.70
   Portugal                      649,091            1.12
   Spain                         146,664            0.25
   Sweden                      4,176,954            7.20
   Switzerland                 2,594,905            4.48
   United Kingdom             12,690,467           21.89
   United States               3,266,775            5.63
                             -----------          ------
                    Total    $57,967,447          100.00%



International SmallCap Portfolio



                                           Shares
                                             Held              Value


Common Stocks (91.02%)

Advertising (2.20%)
   Mosaic Group, Inc.                     205,712(a)      $2,499,084
   SR Teleperformance                      23,771            909,187
                                                          ----------
                                                           3,408,271
Agricultural Chemicals (0.70%)
   Zeltia SA                               17,900(a)       1,081,002

Air Transportation, Scheduled (1.52%)
   Ryanair Holdings PLC ADR                31,338(a)       1,143,837
   West Jet Airlines Ltd.                  79,600(a)       1,208,772
                                                          ----------
                                                           2,352,609
Bakery Products (0.12%)
   QAF                                    549,000            187,339

Beer, Wine & Distilled Beverages (1.33%)
   Hite Brewery Co. Ltd.                   47,000          2,065,425

Commercial Banks (1.09%)
   HKCB Bank Holding Co. Ltd.           3,058,000(a)         882,647
   Koram Bank                             134,000(a)         811,193
                                                            --------
                                                           1,693,840
Commercial Printing (1.27%)
   Creo Products, Inc.                     86,666(a)       1,971,652
   Sato Corp.                                  50              1,342
                                                           ---------
                                                           1,972,994
Communications Equipment (3.68%)
   Elcoteq Network Corp., Class A          96,600          2,125,165
   Gilat Satellite Networks                19,100(a)       1,325,063
   Pandatel AG                             14,136(a)       1,653,176
   Telson Electronics Co. Ltd.             55,900            594,081
                                                          ----------
                                                           5,697,485
Communications Services, NEC (3.54%)
   Eyretel PLC                            909,700(a)       2,878,340
   GT Group Telecom, Inc., Class B         95,400(a)       1,508,513
   Switchcore AB                          104,350(a)       1,094,573
                                                          ----------
                                                           5,481,426
Computer & Data Processing
Services (11.83%)
   AIT Group PLC                           12,233            226,633
   Articon Info Systems AG                 12,850(a)         877,033
   Baltimore Technologies PLC              17,349(a)         273,247
   Biodata Information Technology AG        4,330(a)       1,461,044
   C.REL                                  163,000(a)         209,770
   Computershare Ltd.                     295,521          1,524,183
   Cresco Ltd.                              9,300            668,021
   Dansk Data Electronik AS - B             1,250(a)          82,721
   Enea Data AB                            12,500             85,512
   F-Secure OYI                            15,200(a)         176,450
   Grenke Leasing                          57,100(a)       1,795,324
   Guardian It PLC                         43,400            893,565
   Lectra Systems                          29,711(a)         487,019
   LPKF Laser & Electronics                 6,500          1,741,518
   MaxxCom                                192,000(a)       1,036,669
   Meta4 NV                                20,946(a)         173,680
   Morse Holdings PLC                     196,400(a)       1,263,653
   Orchestream Holdings PLC               327,500(a)       1,576,653
   Parsytec AG NPV                          6,100(a)       1,374,139
   Tele Atlas BV                           93,400(a)       1,369,844
   Telecomputing ASA                       74,390(a)         600,519
   Telindus Group-Strip VVPR                2,800(a)              27
   Via Net.Works, Inc.                     23,800(a)         367,413
   VISMA ASA                               13,700(a)          69,722
                                                           ---------
                                                          18,334,359
Computer & Office Equipment (1.05%)
   Venture Mfg. Ltd.                      160,000          1,628,687

Construction & Related
Machinery (3.05%)
   Geberit AG-REG                           2,990          1,002,143
   Palfinger AG                            22,600            568,683
   Pinguely-Haulotte                       77,849          1,626,830
   Swisslog Holding AG                      3,100          1,525,154
                                                          ----------
                                                           4,722,812
Crushed & Broken Stone (0.20%)
   Brandrill Ltd. NPV                     508,946            305,582

Deep Sea Foreign Trans. Of
Freight (0.85%)
   Frontline Ltd.                         107,400(a)       1,319,339

Drugs (3.56%)
   CSL Ltd.                               109,820          2,178,268
   FH Faulding & Co. Ltd.                 245,800          1,207,823
   Girindus AG                             14,900(a)         467,054
   Hisamitsu Pharmaceutical                84,000          1,294,873
   Nippon Shinyaku Co. Ltd.                37,000            375,927
                                                           ---------
                                                           5,523,945
Eating & Drinking Places (0.70%)
   Global-Dining Inc.                       1,200             77,123
   Matsuya Foods Ltd.                      38,400          1,008,950
                                                           ---------
                                                           1,086,073
Electric Services (0.39%)
   Energy Developments Ltd.                30,142            176,455
   Vestas Wind Systems A/S                 11,800            435,175
                                                           ---------
                                                             611,630
Electrical Industrial Appartus (0.33%)
   Kontron Embedded Computers AG            5,700(a)         519,076

Electrical Work (0.96%)
   Bracknell Corp.                        285,200(a)       1,424,394
   International-Muller NV                  3,956             68,259
                                                           ---------
                                                           1,492,653
Electronic Components &
Accessories (7.82%)
   C-Mac Industries, Inc.                  37,000(a)       1,748,029
   Chloride Group PLC                     705,400          2,018,342
   Elmos Semiconductor AG                  34,400          1,681,750
   JIT Holdings Ltd.                      866,000          1,512,620
   Kinseki Ltd.                             9,000            152,687
   Micronic Laser Systems AB               67,800(a)       1,383,717
   Nihon Denpa Kogyo Co. Ltd.              31,200          1,621,851
   Parthus Technologies                   308,100(a)         886,223
   SOITEC                                   2,720(a)         638,804
   Toshiba Ceramics Co. Ltd.               57,000(a)         477,312
                                                          ----------
                                                          12,121,335
Electronic Distribution Equipment (1.40%)
   Austria Technologies & Systemtechnik AG 21,600(a)       1,635,738
   JOT Automation Group OYJ                79,900            535,373
                                                           ---------
                                                           2,171,111

Engineering & Architecture (1.17%)
   Fugro NV                                31,760         $1,819,078

Family Clothing Stores (1.03%)
   Giordano International Ltd.          1,052,000          1,599,194

General Industrial Machinery (1.95%)
   Koyo Seiko Co. Ltd.                    109,000            948,811
   Nippon Thompson Co. Ltd.                67,000          1,019,517
   NTN Corp.                              225,000            963,329
   Whatman PLC                             29,100             89,541
                                                           ---------
                                                           3,021,198
Industrial Inorganic Chemicals (0.21%)
   Air Water, Inc.                         74,000            330,816

Industrial Machinery, NEC (1.11%)
   CKD Corp.                              139,000          1,282,208
   Vossloh AG                              27,067            446,274
                                                           ---------
                                                           1,728,482
Investment Offices (0.20%)
   C. I. Fund Mgmt, Inc.                   16,600            314,260

Life Insurance (1.07%)
   Industrial Alliance Life Insurance Co. 100,500(a)       1,661,808

Machinery, Equipment &
Supplies (1.67%)
   FKI PLC                                660,600          2,350,196
   Geveke NV                                5,150            241,900
                                                           ---------
                                                           2,592,096
Measuring & Controlling
Devices (1.84%)
   ERG Ltd.                               297,100          2,313,653
   Shimadzu Corp.                          98,000            545,551
                                                           ---------
                                                           2,859,204
Medical & Dental Laboratories (1.21%)
   Unilabs AG                               1,747          1,880,152

Medical Instruments & Supplies (1.98%)
   Cochlear Ltd.                          178,000          3,073,508

Metal Forgings & Stamps (0.50%)
   LPG Telecom Holding AB                  28,600            782,604

Metalworking Machinery (0.52%)
   Mikron Holding AG                        1,101            813,191

Miscellaneous Amusement, Recreation
Services (2.46%)
   Aristocrat Leisure Ltd.                611,860          2,075,660
   SNAI SPA                                69,600          1,741,336
                                                           ---------
                                                           3,816,996
Miscellaneous Business Services (0.34%)
   GFK AG                                  10,900(a)         532,880


Miscellaneous Chemical Products (0.60%)
   Nichias Corp.                          233,000           $931,515

Miscellaneous Electrical Equipment &
Supplies (1.23%)
   Kaba Holdings AG, Class B                1,230          1,588,497
   Zen Research                           137,000(a)         311,107
                                                           ---------
                                                           1,899,604
Miscellaneous Fabricated Metal
Products (0.79%)
   Coflexip SA                             10,000          1,217,409

Miscellaneous Primary Metal
Products (0.00%)
   YBM Magnex International, Inc.         107,000(a)             722

Miscellaneous Transportation
Equipment (1.29%)
   IFCO Systems NV                         75,300(a)       1,992,218

Motion Picture Distributiion &
Services (0.47%)
   Studio Canal                            67,350(a)         723,084

Motion Picture Production &
Services (1.49%)
   Expand                                   6,110            556,414
   Hit Entertainment PLC                  266,700          1,756,345
                                                           ---------
                                                           2,312,759
Motor Vehicles & Equipment (0.69%)
   Torotrak PLC                           183,800(a)       1,065,717

Motorcycles, Bicycles & Parts (0.74%)
   Ducati Motor Holding SPA               448,100(a)       1,153,326

Non-Ferrous Rolling & Drawing (0.78%)
   Draka Holdings NV                       18,500          1,214,773

Office Furniture (0.69%)
   Corporate Express Australia            296,400          1,067,788

Oil & Gas Field Services (1.37%)
   TGS Nopec Geophysical Co. ASA          159,620(a)       2,119,562

Periodicals (1.39%)
   Informa Group PLC                      208,800          2,160,561

Personnel Supply Services (0.58%)
   Creyf's NV                              17,200            458,360
   NIC Corp.                                  100              1,805
   Unique International NV                 18,400            442,715
                                                           ---------
                                                             902,880
Photographic Equipment &
Supplies (1.58%)
   Gretag Imaging Holding                   1,500            289,656
   Konica Corp.                           253,000          2,152,072
                                                           ---------
                                                           2,441,728
Pottery & Related Products (0.48%)
   Maruwa Co. Ltd                          18,600            738,339


Professional & Commercial
Equipment (1.31%)
   Azkoyen SA                             199,800         $1,405,803
   Quality Healthcare Asia Ltd.         2,142,000(a)         631,996
                                                          ----------
                                                           2,037,799
Radio, Television & Computer
Stores (0.46%)
   Yamada Denki                             8,000            719,059

Real Estate Operators & Lessors (1.04%)
   Boardwalk Equities, Inc.               170,100(a)       1,607,242

Refrigeration & Service
Machinery (1.46%)
   Jenoptik AG                             39,300          1,130,178
   Munters AB                              14,600            178,115
   Wedeco AG Water Technology              25,270(a)         956,831
                                                           ---------
                                                           2,265,124
Research & Testing Services (1.26%)
   Cambridge Antibody Technology Group     43,290(a)       1,959,550

Residential Building
Construction (0.19%)
   Urban Corp.                             14,000            292,425

Security Brokers & Dealers (0.89%)
   Kempen & Co. NV                         13,000            654,237
   Van Der Moolen Holdings                 12,900            727,110
                                                           ---------
                                                           1,381,347
Special Industry Machinery (2.96%)
   Chen Hsong Holdings Ltd.             1,070,000            174,323
   Muehlbauer Holding AG                    6,557            452,554
   Sez Holding AG                           1,674          1,537,012
   Suess Microtec                          64,500(a)       2,423,699
                                                           ---------
                                                           4,587,588
Subdivders & Developers (0.69%)
   Singapore Land Ltd.                    503,000          1,070,584

Telephone Communication (1.71%)
   AAPT Ltd.                               96,800(a)         318,502
   Cybertron Telekom AG                    25,400(a)         598,965
   Cybertron Telekom Rights                25,400(a)               -
   Nera Telecommunications                399,000            747,692
   Versatel Telecom International NV       23,400(a)         986,964
                                                           ---------
                                                           2,652,123
Variety Stores (0.03%)
   Thanks Japan Corp.                       3,700             39,516


                           Total Common Stocks           141,156,802




                                        Principal
                                           Amount              Value



Commercial Paper (10.66%)

Business Credit Institutions (7.91%)
   American Express Credit;
     6.78%;  7/5/2000                  $3,000,000         $2,997,740
     6.78%;  7/7/2000                   4,275,000          4,270,169
                                                          ----------
                                                           7,267,909
   Sheffield Receivables Corp.
     6.58%;  7/5/2000                   5,000,000          4,996,344

Personal Credit Institutions (2.75%)
   Assoc. First Capital Corp.
     6.89%;  7/3/2000                   4,275,000          4,273,364


                           Total Commercial Paper         16,537,617

                Total Portfolio Investments (101.69%)    157,694,419

Liabilities, net of cash and receivables (-1.69%)        (2,617,052)


                           Total Net Assets (100.00%)   $155,077,367




(a)Non-income producing security-No dividend paid during the last twelve months.

International SmallCap Portfolio
Investments by Country




                                 Total         Percentage of
     Country                     Value          Total Value


   Australia                 $14,241,420            9.03%
   Austria                     2,803,386            1.78
   Belgium                       458,386            0.29
   Canada                     14,981,144            9.50
   Denmark                       517,897            0.33
   Finland                     2,836,988            1.80
   France                      6,158,747            3.91
   Germany                    17,512,530           11.10
   Hong Kong                   3,288,161            2.09
   Ireland                     2,030,060            1.28
   Israel                      1,325,063            0.84
   Italy                       2,894,662            1.83
   Japan                      15,643,051            9.92
   Korea, Republic of          3,470,698            2.20
   Netherlands                 9,884,511            6.27
   Norway                      4,318,912            2.74
   Singapore                   5,146,923            3.26
   Spain                       2,660,485            1.69
   Sweden                      3,524,521            2.23
   Switzerland                 8,635,807            5.48
   United Kingdom             18,823,450           11.94
   United States              16,537,617           10.49

                    Total   $157,694,419          100.00%







Mortgage-Backed Securities Portfolio

Description of Issue                   Principal
 Type        Rate       Maturity           Amount              Value

Federal Home Loan Mortgage Corporation
(FHLMC) Certificates (22.06%)

FHLMC5.50%   2/15/2024-3/1/2024          $445,163           $440,767
FHLMC6.00    4/1/2024                      88,887             91,428
FHLMC6.50   12/1/2013-8/1/2029            389,432            378,165
FHLMC7.00    6/1/2030                     144,251            144,915
FHLMC7.50   11/1/2029                      98,215             96,871


                           Total  FHLMC Certificates       1,152,146

Federal National Mortgage Association (FNMA)
Certificates (20.46%)

FNMA6.25     4/1/2026                     155,137            156,187
FNMA7.00     8/1/2023                     737,763            711,266
FNMA8.00     6/1/2030                     201,188            200,892



                           Total FNMA Certificates         1,068,345

Government National Mortgage Association (GNMA)
Certificates (52.87%)

GNMA I       5.50          6/15/2024      163,952            162,753
GNMA I       6.50          1/15/2024    1,005,646            959,616
GNMA I       7.50          6/15/2023      334,277            317,809
GNMA II      5.50          3/20/2026      156,805            155,277
GNMA II      6.009/20/2023-4/20/2026      904,926            920,323
GNMA II      6.50          10/20/2025     251,332            245,706



                           Total  GNMA Certificates        2,761,484





                                        Principal
                                           Amount              Value


Federal Agency Short-Term Obligations (7.75%)

Investment in Joint Trading Account,
   Student Loan Marketing Association;
   6.57%; 7/3/2000                       $404,923           $404,923


                 Total Portfolio Investments (103.14%)     5,386,898

Cash, receivables and other assets,
   net of liabilities (-3.14%)                             (164,055)


                           Total Net Assets (100.00%)     $5,222,843